Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt
The following table provides a summary of our indebtedness as of December 31, 2022 and 2021:

	As of December 31,
	2022							2021
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding		Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust & AICDC Notes		$32,700,000	$—	$32,700,000		3.04%	2041	$34,167,202
Revolving credit facilities (b)		9,034,000	9,034,000	—		—	2025	—
ILFC Legacy Notes		—	—	—	0	—	—	1,034,274
Other unsecured debt		2,010,500	—	2,010,500		5.68%	2026	1,874,000
Fair value adjustment		—	—	—				4,210
TOTAL UNSECURED		$43,744,500	$9,034,000	$34,710,500				$37,079,686
Secured
Export credit facilities (c)	40	1,058,269	—	1,058,269		2.14%	2033	1,276,557
Institutional secured term loans & secured portfolio loans	264	7,499,339	—	7,499,339		5.44%	2032	8,428,534
AerFunding Revolving Credit Facility	26	2,075,000	1,357,442	717,558		6.33%	2027	783,488
Other secured debt (d)	18	830,847	293,615	537,232		5.38%	2039	700,842
Fair value adjustment		—	—	1,778				2,361
TOTAL SECURED		$11,463,455	$1,651,057	$9,814,176				$11,191,782
Subordinated
Subordinated notes		2,250,000	—	2,250,000		6.24%	2079	2,250,000
Subordinated debt issued by VIEs		27,219	—	27,219		—	2026	27,219
Fair value adjustment		—	—	(212)				(215)
TOTAL SUBORDINATED		$2,277,219	$—	$2,277,007				$2,277,004
Debt issuance costs, debt discounts and debt premium				(268,723)				(343,794)
	348	$57,485,174	$10,685,057	$46,532,960				$50,204,678

(a)The weighted average interest rate for our floating rate debt of $9.3 billion is calculated based on the applicable U.S. dollar LIBOR or SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”)
(c)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(d)In addition to the 18 aircraft, 74 engines are pledged as collateral.
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	As of December 31,
	2022				2021
	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
Institutional secured term loans
Setanta	78	$2,000,000	6.73%	2028	$2,000,000
Hyperion	71	1,050,000	6.48%	2023	1,050,000
Secured portfolio loans
Celtago & Celtago II	24	731,480	4.14%	2027	869,550
Cesium	15	658,580	5.27%	2025	726,398
Goldfish	13	560,084	6.13%	2025	616,649
Scandium	10	517,577	5.31%	2025	573,770
Rhodium	11	459,599	4.27%	2026	506,202
Other secured facilities	42	1,522,019	3.85%	2024-2032	2,085,965
	264	$7,499,339			$8,428,534

(a)These loans are secured by a combination of aircraft and the equity interests in the borrower and certain special purpose entity (“SPE”) subsidiaries of the borrower that own the aircraft.
The following table provides a summary of the outstanding subordinated debt as of December 31, 2022:

	As of December 31,
	2022			2021
	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
ECAPS Subordinated Notes (a)	$1,000,000	6.39%	2065	$1,000,000
2045 Subordinated Notes	500,000	6.50%	2045	500,000
2079 Subordinated Notes	750,000	5.88%	2079	750,000
	$2,250,000			$2,250,000
(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”).
Schedule of Maturities of Debt Financings
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2022 were as follows:

Maturities of debt financing (a)
2023	$6,162,330
2024	8,343,844
2025	5,832,335
2026	7,542,036
2027	2,669,525
Thereafter	16,250,047
$46,800,117

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Contractual obligations.”
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2022:

Maturities of AGAT/AICDC Notes
2023	$4,100,000
2024	6,800,000
2025	3,650,000
2026	5,250,000
2027	1,600,000
Thereafter	11,300,000
$32,700,000